Debt - Additional information (Details) $ in Millions						12 Months Ended
	Dec. 17, 2020 USD ($) subsidiary	Jul. 17, 2020	Dec. 11, 2019 USD ($) subsidiary	Sep. 14, 2014 subsidiary	Sep. 12, 2014 USD ($)	Dec. 31, 2020 facility item	Dec. 31, 2020 item	Dec. 31, 2020	Dec. 31, 2020 USD ($)	Oct. 24, 2017 USD ($)
Number Of Finance Lease Facility						6	6
Number Of Vessels Employed | item						14
Minimum [Member]
Required Minimum Solvency Covenant						30.00%
Required minimum cash and cash equivalents									$ 20.5
Cash and Cash Equivalent Percentage								5.00%
Fair market Value Percentage						130.00%
Minimum Net Worth Required									$ 150.0
NIBC Bank Facility [Member]
Number of subsidiaries | subsidiary				1
Line of Credit Facility, Maximum Borrowing Capacity					$ 13.5
NIBC Bank Facility [Member] | LIBOR [Member]
Debt Instrument, Basis Spread on Variable Rate					2.90%
Debt Instrument, Description of Variable Rate Basis					LIBOR plus 2.90%.
Nordea SEB Joint Bank Facility [Member]
Number of subsidiaries | subsidiary			8
Line of Credit Facility, Maximum Borrowing Capacity			$ 100.0
Debt Instrument Maturity Period			December 2024
Nordea SEB Joint Bank Facility [Member] | Minimum [Member]
Cash and Cash Equivalent Percentage								60.00%
Nordea SEB Joint Bank Facility [Member] | LIBOR [Member]
Debt Instrument, Basis Spread on Variable Rate			2.40%
Debt Instrument, Description of Variable Rate Basis			LIBOR plus 2.4%
Nordea SEB Revolving Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity			$ 40.0
Number of days to provide notice for draw down or repayment of debt			5 days
ABN CACIB Joint Bank Facility [Member]
Number of subsidiaries | subsidiary			4
Line of Credit Facility, Maximum Borrowing Capacity			$ 61.5
Debt Instrument Maturity Period			December 2024
ABN CACIB Joint Bank Facility [Member] | LIBOR [Member]
Debt Instrument, Basis Spread on Variable Rate			2.40%
Debt Instrument, Description of Variable Rate Basis			LIBOR plus 2.4%
ABN AMRO Revolving Facility
Debt Instrument Maturity Period		July 2022
Renewal term		2 years
Short-term Debt										$ 15.0
Extension term		2 years
ABN AMRO Revolving Facility | LIBOR [Member]
Debt Instrument, Basis Spread on Variable Rate		3.90%
Debt Instrument, Description of Variable Rate Basis		LIBOR plus 3.9%
IYO Bank Facility
Number of subsidiaries | subsidiary	1
Line of Credit Facility, Maximum Borrowing Capacity	$ 10.0
Debt Instrument Maturity Period	December 2025
IYO Bank Facility | LIBOR [Member]
Debt Instrument, Basis Spread on Variable Rate	2.25%
Debt Instrument, Description of Variable Rate Basis	LIBOR plus 2.25%